                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated October 27, 2004 to
          the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 1, 2004, July 15, 2004, July 16, 2004,
                     September 28, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:

---------------------------------------------------------------------------------------------------------------
                                 TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND         AND/OR                                                    HELD BY TRUSTEE
POSITION(S) HELD WITH            OFFICER
THE TRUST                        SINCE
---------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham(1) - 1946       1988       Director and Chairman, A I M Management        None
Trustee and President                       Group Inc. (financial services holding
                                            company); Director and Vice Chairman,
                                            AMVESCAP PLC and Chairman of AMVESCAP PLC
                                            - AIM Division (parent of AIM and a
                                            global investment management firm)

                                            Formerly: President and Chief Executive
                                            Officer, A I M Management Group Inc.;
                                            Director, Chairman and President, A I M
                                            Advisors, Inc. (registered investment
                                            advisor); Director and Chairman, A I M
                                            Capital Management, Inc. (registered
                                            investment advisor), A I M Distributors,
                                            Inc. (registered broker dealer), AIM
                                            Investment Services, Inc., (registered
                                            transfer agent), and Fund Management
                                            Company (registered broker dealer); and
                                            Chief Executive Officer, AMVESCAP PLC -
                                            Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

---------------------------------------------------------------------------------------------------------------
                                 TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND         AND/OR                                                    HELD BY TRUSTEE
POSITION(S) HELD WITH            OFFICER
THE TRUST                        SINCE
---------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944      1993       Chairman, Crockett Technology Associates       ACE Limited
Trustee and Chair.                          (technology consulting company)                (insurance company);
                                                                                           and Captaris, Inc.
                                                                                           (unified messaging
                                                                                           provider)


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

---------------------------------------------------------------------------------------------------------------
                                 TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND         AND/OR                                                    HELD BY TRUSTEE
POSITION(S) HELD WITH            OFFICER
THE TRUST                        SINCE
---------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959       2004       Senior Vice President, A I M Management        N/A
Senior Vice President                       Group Inc. (financial services holding
and Chief Compliance Officer                company) and A I M Advisors, Inc.; and Vice
                                            President, A I M Capital Management, Inc.
                                            and A I M Distributors, Inc.

                                            Formerly: Senior Vice President and
                                            Compliance Director, Delaware Investments
                                            Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004."


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                            INSTITUTIONAL CLASSES OF

                               AIM HIGH YIELD FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated October 27, 2004 to
          the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 15, 2004, July 16, 2004, August 9, 2004,
                     September 28, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946     1988           Director and Chairman, A I M Management Group Inc.    None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP
                                              PLC - AIM Division (parent of AIM and a global
                                              investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944    1993           Chairman, Crockett Technology Associates              ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                       company); and Captaris,
                                                                                                    Inc. (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Lisa O. Brinkley(4) - 1959      2004          Senior Vice President, A I M Management Group         N/A
Senior Vice President and                     Inc. (financial services holding company) and
Chief Compliance Officer                      A I M Advisors, Inc.; and Vice President, A I M
                                              Capital Management, Inc. and A I M Distributors,
                                              Inc.

                                              Formerly:  Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004."


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


                                       2